[JANUS HENDERSON LOGO]
Janus Henderson Mid Cap Value Fund
Ticker:	JDPAX	Class A Shares	JMVIX	Class S Shares	JDPNX	Class N Shares	JMCVX	Class T Shares
	JMVCX	Class C Shares	JMVAX	Class I Shares	JDPRX	Class R Shares
Summary Prospectus dated October 28, 2021
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Mid Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Each share class has different expenses, but represents an investment in the same Fund. For Class A Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Janus Henderson mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in the “Purchases” section on page 50 of the Fund’s Prospectus and in the “Purchases” section on page 83 of the Fund’s Statement of Additional Information. In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts. You may also incur brokerage commissions charged by your broker or financial intermediary when buying Class I Shares or Class N Shares of the Fund that are not reflected in the table or in the example below.
SHAREHOLDER FEES (fees paid directly from your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the lower of original purchase price or redemption proceeds)	None	1.00%	None	None	None	None	None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees(1)	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.23%	0.17%	0.28%	0.13%	0.03%	0.28%	0.28%
Total Annual Fund Operating Expenses	0.97%	1.66%	1.02%	0.62%	0.52%	1.27%	0.77%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Class C Shares automatically convert to Class A Shares after eight years. The Example for Class C Shares for the ten-year period reflects the conversion to Class A Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 668	$ 866	$ 1,080	$ 1,696
Class C Shares	$ 269	$ 523	$ 902	$ 1,782
Class S Shares	$ 104	$ 325	$ 563	$ 1,248
Class I Shares	$ 63	$ 199	$ 346	$ 774
1 | Janus Henderson Mid Cap Value Fund

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class N Shares	$ 53	$ 167	$ 291	$ 653
Class R Shares	$ 129	$ 403	$ 697	$ 1,534
Class T Shares	$ 79	$ 246	$ 428	$ 954

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$ 668	$ 866	$ 1,080	$ 1,696
Class C Shares	$ 169	$ 523	$ 902	$ 1,782
Class S Shares	$ 104	$ 325	$ 563	$ 1,248
Class I Shares	$ 63	$ 199	$ 346	$ 774
Class N Shares	$ 53	$ 167	$ 291	$ 653
Class R Shares	$ 129	$ 403	$ 697	$ 1,534
Class T Shares	$ 79	$ 246	$ 428	$ 954

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of June 30, 2021, they ranged from approximately $360 million to $53.57 billion. The 12-month average of the capitalization range of the Russell Midcap Value Index for the one-year period ended June 30, 2021 was $45.82 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments. From time to time, the Fund may invest in shares of companies through initial public offerings.
The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
•
strong management teams;
•
strong and stable balance sheets and solid recurring free cash flows;
•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
durable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity REITs, mortgage REITs, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.
2 | Janus Investment Fund

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.
Value Investing Risk. The Fund may invest in value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.
Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.
Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
Cash Holdings Risk. The Fund’s investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a
3 | Janus Henderson Mid Cap Value Fund

significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class T Shares (formerly named Class J Shares) of the Fund commenced operations with the Fund’s inception. Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund commenced operations on July 6, 2009. Class N Shares of the Fund commenced operations on May 31, 2012.
•
The performance shown for Class T Shares for periods following April 21, 2003, reflects the fees and expenses of Class T Shares in effect during the periods shown, net of any applicable fee and expense limitations or waivers. For the periods prior to April 21, 2003, the performance shown for Class T Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares).
•
The performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class A Shares, Class C Shares, Class S Shares, and Class R Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of each respective share class, without the effect of any fee and expense limitations or waivers.
•
The performance shown for Class I Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares) from April 21, 2003 to July 6, 2009, calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class I Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
•
The performance shown for Class N Shares reflects the performance of the Fund’s Class T Shares from July 6, 2009 to May 31, 2012, calculated using the fees and expenses of Class T Shares, net of any applicable fee and expense limitations or waivers. For the period from April 21, 2003 to July 6, 2009, the performance shown for Class N Shares reflects the performance of the Fund’s Class J Shares (formerly named Investor Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers. For periods prior to April 21, 2003, the performance shown for Class N Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares), calculated using the fees and expenses of Class J Shares, net of any applicable fee and expense limitations or waivers.
If Class A Shares, Class C Shares, Class S Shares, Class I Shares, and Class R Shares of the Fund had been available during periods prior to July 6, 2009, or Class N Shares of the Fund had been available during periods prior to May 31, 2012, the performance shown for each respective share class may have been different. The performance shown for the periods following the Fund’s commencement of Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class N Shares, and Class R Shares reflects the fees and expenses of each respective share class, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Class A Shares or Class C Shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
4 | Janus Investment Fund

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
Annual Total Returns for Class T Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	18.20%	Worst Quarter:	1st Quarter 2020	– 29.37%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 11.18%.
Average Annual Total Returns (periods ended 12/31/20)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (8/12/98)
Class T Shares
Return Before Taxes	– 1.50%	8.49%	7.88%	10.68%
Return After Taxes on Distributions	– 1.74%	6.58%	5.22%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 0.73%	6.43%	5.79%	8.67%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
Class A Shares
Return Before Taxes(2)	– 7.40%	6.99%	7.02%	10.21%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
Class C Shares
Return Before Taxes(3)	– 3.34%	7.63%	6.97%	9.80%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
Class S Shares
Return Before Taxes	– 1.74%	8.22%	7.60%	10.42%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
Class I Shares
Return Before Taxes	– 1.32%	8.63%	8.00%	10.76%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
Class N Shares
Return Before Taxes	– 1.29%	8.76%	8.09%	10.78%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%
5 | Janus Henderson Mid Cap Value Fund

Average Annual Total Returns (periods ended 12/31/20)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (8/12/98)
Class R Shares
Return Before Taxes	– 2.02%	7.94%	7.33%	10.17%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
(2)
Calculated assuming maximum permitted sales loads.
(3)
The one year return is calculated to include the contingent deferred sales charge.
The Fund’s primary benchmark index is the Russell Midcap Value Index. The Russell Midcap Value Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using distributions for the Fund’s Class T Shares (formerly named Class J Shares) for periods following April 21, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class T Shares of the Fund had been available during periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.
After-tax returns are only shown for Class T Shares of the Fund. After-tax returns for the other classes of Shares will vary from those shown for Class T Shares due to varying sales charges (as applicable), fees, and expenses among the classes.

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

Purchase and sale of Fund shares
Minimum Investment Requirements
Class A Shares, Class C Shares*, Class S Shares, Class R Shares, and Class T Shares
Non-retirement accounts	$2,500**
Certain tax-advantaged accounts or UGMA/UTMA accounts	$500
Class I Shares
Institutional investors (investing directly with the Fund)	$1,000,000
Through an intermediary institution
• non-retirement accounts	$†2,500
• certain tax-advantaged accounts or UGMA/UTMA accounts	$†500
Class N Shares
Retirement investors (investing through an adviser-assisted, employer-sponsored retirement plan)	None
Retail investors (investing through a financial intermediary omnibus account)	$2,500***
Institutional investors (investing directly with the Fund)	$1,000,000

6 | Janus Investment Fund

†
Exceptions to these minimums may apply for certain tax-advantaged, tax-qualified and retirement plans, including health savings accounts, accounts held through certain wrap programs, and certain retail brokerage accounts.
*
The maximum purchase in Class C Shares is $500,000 for any single purchase.
**
Class A, Class C, Class S, and Class T shares held through certain supermarket and/or self-directed brokerage accounts, or through wrap programs, may not be subject to these minimums. Please contact your financial intermediary for more information. For Class R shareholders, there is no investment minimum for defined contribution plans. Investors in a defined contribution plan through a third party administrator should refer to their plan document or contact their plan administrator for additional information regarding account minimums.
***
Investors in certain tax-advantaged accounts or accounts held through certain wrap programs or bank trust platforms may not be subject to this minimum.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. Class I Shares may be purchased directly by certain institutional investors who established Class I Shares accounts before August 4, 2017. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase Class A Shares, Class C Shares, Class S Shares, Class I Shares, Class R Shares, or Class T Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. There is some regulatory uncertainty concerning whether marketing support or other similar payments may be made or received in connection with Class I Shares where a financial intermediary has imposed its own sales charges or transaction fees. As a result, based on future regulatory developments, such payments may be terminated, or the Fund may prohibit financial intermediaries from imposing such sales charges or transaction fees in connection with Class I Shares. Ask your salesperson or visit your financial intermediary’s website for more information.
7 | Janus Henderson Mid Cap Value Fund

[JANUS HENDERSON LOGO]
Janus Henderson Mid Cap Value Fund
Ticker:	JNMCX	Class D Shares
Summary Prospectus dated October 28, 2021
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/reports. You can also get this information at no cost by calling a Janus Henderson representative at 1-800-525-3713 or by sending an email request to prospectusorder@janushenderson.com.

Investment Objective
Janus Henderson Mid Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.49%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.66%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class D Shares	$ 67	$ 211	$ 368	$ 822

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of June 30, 2021, they ranged from approximately $360 million to $53.57 billion. The 12-month average of the capitalization range of the Russell Midcap Value Index for the one-year period ended June 30, 2021 was $45.82 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments. From time to time, the Fund may invest in shares of companies through initial public offerings.
1 | Janus Henderson Mid Cap Value Fund

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
•
strong management teams;
•
strong and stable balance sheets and solid recurring free cash flows;
•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
durable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity REITs, mortgage REITs, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.
Value Investing Risk. The Fund may invest in value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.
Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.
Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
2 | Janus Investment Fund

Cash Holdings Risk. The Fund’s investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares (formerly named Investor Shares). For periods prior to April 21, 2003, the performance shown for Class D Shares reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Investor Shares into the Fund’s former Class J Shares). If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for the periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/allfunds or by calling 1-800-525-3713.
3 | Janus Henderson Mid Cap Value Fund

Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	18.20%	Worst Quarter:	1st Quarter 2020	– 29.28%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 11.26%.
Average Annual Total Returns (periods ended 12/31/20)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (8/12/98)
Class D Shares
Return Before Taxes	– 1.35%	8.60%	7.98%	10.73%
Return After Taxes on Distributions	– 1.61%	6.65%	5.28%	8.70%
Return After Taxes on Distributions and Sale of Fund Shares(1)	– 0.62%	6.51%	5.86%	8.71%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%

(1)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the Russell Midcap Value Index. The Russell Midcap Value Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using distributions for the Fund’s Class D Shares for periods following February 16, 2010; for the Fund’s Class J Shares (formerly named Investor Shares) for the period April 21, 2003 to February 16, 2010; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to April 21, 2003. If Class D Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

4 | Janus Investment Fund

Purchase and sale of Fund shares

Minimum Investment Requirements
To open a new regular Fund account	$2,500
To open a new regular Fund account with an automatic investment program of $50 per month	$100
To open a new UGMA/UTMA account, Coverdell Education Savings Account, or a retirement Fund account
• without an automatic investment program	$1,000
• with an automatic investment program of $50 per month	$100
To add to any existing type of Fund account without an automatic investment program	$50

You may generally purchase, exchange, or redeem Fund Shares on any business day by written request, wire transfer, telephone, and in most cases, online at janushenderson.com/individual. You may conduct transactions by mail (Janus Henderson, P.O. Box 219109, Kansas City, MO 64121-9109), or by telephone at 1-800-525-3713. Purchase, exchange, or redemption requests must be received in good order by the Fund or its agents prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “To Open an Account or Buy Shares,” “To Exchange Shares,” and/or “To Sell Shares” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
With respect to share classes not offered in this Prospectus, the Fund or its distributor (or its affiliates) pay select broker-dealer firms or other financial intermediaries for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing a broker-dealer or other intermediary or a salesperson to recommend the Fund over another investment or to recommend one share class over another.
5 | Janus Henderson Mid Cap Value Fund

[JANUS HENDERSON LOGO]
Janus Henderson Mid Cap Value Fund
Ticker:	JMIVX	Class L Shares*
* Class L Shares are closed.
Summary Prospectus dated October 28, 2021
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus, reports to shareholders, and other information about the Fund online at janushenderson.com/info. You can also get this information at no cost by calling a Janus Henderson representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janushenderson.com.

Investment Objective
Janus Henderson Mid Cap Value Fund seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class L
Management Fees(1)	0.49%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	0.83%

(1)
This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class L Shares	$ 85	$ 265	$ 460	$ 1,025

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies
The Fund pursues its investment objective by investing primarily in the common stocks of mid-sized companies whose stock prices are believed to be undervalued by the Fund’s portfolio managers. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. The market capitalizations within the index will vary, but as of June 30, 2021, they ranged from approximately $360 million to $53.57 billion. The 12-month average of the capitalization range of the Russell Midcap Value Index for the one-year period ended June 30, 2021 was $45.82 billion. The Fund may also invest in foreign securities, which may include investments in emerging markets. The Fund may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Fund may invest up to 20% of its net assets in cash or similar investments. From time to time, the Fund may invest in shares of companies through initial public offerings.
1 | Janus Henderson Mid Cap Value Fund

The Fund focuses on companies that have fallen out of favor with the market or that appear to be temporarily misunderstood by the investment community. As defensive value managers, the Fund’s portfolio managers generally look for companies with:
•
strong management teams;
•
strong and stable balance sheets and solid recurring free cash flows;
•
attractive relative and absolute valuation ratios or that have underperformed recently;
•
favorable reward to risk characteristics;
•
durable competitive advantages that are trading at attractive valuations; and
•
strong long-term prospects.
The portfolio managers’ philosophy is to weigh a security’s downside risk before considering its upside potential, which may help provide an element of capital preservation.
The Fund may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, preferred stocks, and other securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of real estate investment trusts (“REITs”) and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity REITs, mortgage REITs, or hybrid REITs. A REIT may be listed on an exchange or traded over-the-counter.

Principal investment risks
The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices. The principal risks and special considerations associated with investing in the Fund are set forth below.
Value Investing Risk. The Fund may invest in value stocks. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “value” stocks may perform differently than other types of stocks and from the market as a whole, and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock will never appreciate to the extent expected by the portfolio managers.
Market Risk. The value of the Fund’s portfolio may decrease if the value of an individual company or security, or multiple companies or securities, in the portfolio decreases or if the portfolio managers’ belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic, and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including COVID-19) adversely interrupt the global economy and financial markets.
Small- and Mid-Sized Companies Risk. The Fund’s investments in securities issued by small- and mid-sized companies, which can include smaller companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small- and mid-sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger or more established companies.
Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. The Fund may underperform its benchmark index or other mutual funds with similar investment objectives.
Real Estate Securities Risk. The Fund’s performance may be affected by the risks associated with investments in real estate-related companies. The value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the company. Investments in REITs involve the same risks as other real estate investments. In addition, a REIT could fail to qualify for tax-free pass-through of its income under the Internal Revenue Code of 1986, as amended or fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended, which could produce adverse economic consequences for the REIT and its investors, including the Fund.
2 | Janus Investment Fund

Cash Holdings Risk. The Fund’s investments in cash, cash equivalents, or similar investments may increase due to a lack of favorable investment opportunities or other extraordinary factors. As a result, the Fund may not participate in market advances or declines to the same extent that it would if the Fund had been fully invested in the market. Furthermore, cash, cash equivalents, or similar investments may generate minimal or no income and could negatively impact the Fund’s performance and ability to achieve its investment objective. The Fund may invest in securities such as repurchase agreements and other short-term debt obligations to generate return on its cash position.
Initial Public Offering Risk. The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. Although IPO investments may have had a positive impact on the Fund’s performance in the past, there can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Foreign Exposure Risk. The Fund may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Fund to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Fund has invested a significant amount of its assets may have a greater effect on the Fund’s performance than it would in a more geographically diversified portfolio. The Fund’s investments in emerging market countries, if any, may involve risks greater than, or in addition to, the risks of investing in more developed countries.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance information
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods following April 21, 2003, reflects the fees and expenses of Class L Shares (formerly named Institutional Shares), net of any applicable fee and expense limitations or waivers. The performance shown for Class L Shares for the period from May 17, 2002 to April 17, 2003, reflects the historical performance of Berger Mid Cap Value Fund – Institutional Shares (as a result of a prior reorganization of Berger Mid Cap Value Fund – Institutional Shares into the Fund’s Class L Shares). For periods prior to May 17, 2002, the performance shown reflects the historical performance of Berger Mid Cap Value Fund – Investor Shares.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1-877-335-2687.
3 | Janus Henderson Mid Cap Value Fund

Annual Total Returns for Class L Shares (calendar year-end)

Best Quarter:	4th Quarter 2020	18.16%	Worst Quarter:	1st Quarter 2020	– 29.33%

The Fund’s year-to-date return as of the calendar quarter ended September 30, 2021 was 11.32%.
Average Annual Total Returns(1) (periods ended 12/31/20)
	1 Year	5 Years	10 Years	Since Inception of Predecessor Fund (8/12/98)
Class L Shares
Return Before Taxes	-1.45%	8.70%	8.03%	10.84%
Return After Taxes on Distributions	-1.69%	6.80%	5.38%	8.82%
Return After Taxes on Distributions and Sale of Fund Shares(2)	-0.69%	6.60%	5.91%	8.80%
Russell Midcap® Value Index (reflects no deduction for expenses, fees, or taxes)	4.96%	9.73%	10.49%	9.37%

(1)
Fund returns for periods prior to the Fund’s adoption of share classes reflect a 0.25% 12b-1 fee, which has not been paid by the Class L Shares (formerly named Institutional Shares) since the class commenced investment operations on May 17, 2002.
(2)
If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.
The Fund’s primary benchmark index is the Russell Midcap Value Index. The Russell Midcap Value Index is used to calculate the Fund’s performance fee adjustment. The index is described below.
•
The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.
After-tax returns are calculated using distributions for the Fund’s Class L Shares (formerly named Institutional Shares) for periods following April 21, 2003; for Berger Mid Cap Value Fund – Institutional Shares for the period May 17, 2002 to April 17, 2003; and for Berger Mid Cap Value Fund – Investor Shares for periods prior to May 17, 2002. If Class L Shares of the Fund had been available during periods prior to April 21, 2003, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

Management
Investment Adviser:  Janus Capital Management LLC
Portfolio Managers:  Kevin Preloger is Co-Portfolio Manager of the Fund, which he has co-managed since April 2013. Justin Tugman, CFA, is Co-Portfolio Manager of the Fund, which he has co-managed since March 2015.

4 | Janus Investment Fund

Purchase and sale of Fund shares
Minimum Investment Requirements
Class L Shares of the Fund are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.
Purchases, exchanges, and redemptions can generally be made only through institutional channels, such as financial intermediaries and retirement platforms. You should contact your financial intermediary or refer to your plan documents for information on how to invest in the Fund. Requests must be received in good order by the Fund or its agents (financial intermediary or plan sponsor, if applicable) prior to the close of the regular trading session of the New York Stock Exchange in order to receive that day’s net asset value. For additional information, refer to “Purchases,” “Exchanges,” and/or “Redemptions” in the Prospectus.

Tax information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (in which case you may be taxed upon withdrawal of your investment from such account).

Payments to broker-dealers and other financial intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund or its distributor (or its affiliates) may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment or to recommend one share class over another. Ask your salesperson or visit your financial intermediary’s website for more information.
5 | Janus Henderson Mid Cap Value Fund